UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands		Total shareholders' (deficit) equity attributable to ordinary shareholders Series Pre-A Preferred Shares	Total shareholders' (deficit) equity attributable to ordinary shareholders Cumulative effect of adoption of new accounting standard	Total shareholders' (deficit) equity attributable to ordinary shareholders Adjusted balance	Total shareholders' (deficit) equity attributable to ordinary shareholders PIPE Investors And Meritz	Total shareholders' (deficit) equity attributable to ordinary shareholders LCAA	Total shareholders' (deficit) equity attributable to ordinary shareholders Convertible note	Total shareholders' (deficit) equity attributable to ordinary shareholders Exchangeable notes	Total shareholders' (deficit) equity attributable to ordinary shareholders	Ordinary shares Series Pre-A Preferred Shares	Ordinary shares Adjusted balance		Ordinary shares PIPE Investors And Meritz	Ordinary shares LCAA	Ordinary shares Convertible note	[2]	Ordinary shares Exchangeable notes	Ordinary shares		Additional paid-in capital Series Pre-A Preferred Shares	Additional paid-in capital Adjusted balance	Additional paid-in capital PIPE Investors And Meritz	Additional paid-in capital LCAA	Additional paid-in capital Convertible note	Additional paid-in capital Exchangeable notes	Additional paid-in capital	Receivables from shareholders Adjusted balance	Receivables from shareholders	Accumulated other comprehensive income (loss) Adjusted balance	Accumulated other comprehensive income (loss)	Accumulated deficit Cumulative effect of adoption of new accounting standard	Accumulated deficit Adjusted balance	Accumulated deficit	Noncontrolling interests Adjusted balance	Noncontrolling interests	Series Pre-A Preferred Shares	Cumulative effect of adoption of new accounting standard	Adjusted balance	PIPE Investors And Meritz	LCAA	Convertible note	Exchangeable notes	Total
Beginning balance at Dec. 31, 2020									$ 16,107																	$ 25,877				$ 655			$ (10,425)										$ 16,107
Net loss									(110,531)																								(110,531)										(110,531)
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, net of nil income taxes									119																					119													119
Foreign currency translation adjustment, net of nil income taxes									(843)																					(843)													(843)
Total comprehensive loss									(111,255)																					(724)			(110,531)										(111,255)
Issuance of ordinary shares									311,770									$ 22								417,958		$ (106,210)															311,770
Issuance of ordinary shares (in shares)																		479,954,430
Shareholder contribution related to the issuance of exchangeable notes									3,391																	3,391																	3,391
Deemed distribution to shareholders									(38,507)																	(38,507)																	(38,507)
Capital contribution from shareholders									15,695																	15,695																	15,695
Dividends paid to a shareholder									(1,880)																								(1,880)										(1,880)
Ending balance at Dec. 31, 2021									195,321									$ 22								424,414		(106,210)		(69)			(122,836)										195,321
Ending balance (in shares) at Dec. 31, 2021																		479,954,430
Net loss									(723,921)																								(723,921)		$ (642)								(724,563)
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, net of nil income taxes									(893)																					(893)													(893)
Foreign currency translation adjustment, net of nil income taxes									18,669																					18,669													18,669
Total comprehensive loss									(706,145)																					17,776			(723,921)		(642)								(706,787)
Settlement of receivable from shareholders									79,763																			79,763															79,763
Re-designation of ordinary shares to Series Pre-A Preferred Shares		$ (13,025)								$ (1)										$ (13,024)																$ (13,025)
Re-designation of ordinary shares to Series Pre-A Preferred Shares ( in shares)										(5,332,827)
Shareholder contribution related to the issuance of exchangeable notes									8,135																	8,135																	8,135
Deemed distribution to shareholders									(15,512)																	(15,512)																	(15,512)
Accretion of redeemable convertible preferred shares									(910)																	(910)																	(910)
Contribution from a non-controlling shareholder																																			149								149
Liquidation of a subsidiary																																			(149)								(149)
Ending balance at Dec. 31, 2022			$ (15)	$ (452,388)					(452,373)		$ 21							$ 21			$ 403,103					403,103	$ (26,447)	(26,447)	$ 17,707	17,707	$ (15)	$ (846,772)	(846,757)	$ (642)	(642)		$ (15)	$ (453,030)					$ (453,015)
Ending balance (in shares) at Dec. 31, 2022											474,621,603	[1]						474,621,603	[1]																								474,621,603
Net loss									(347,163)																								(347,163)		(5,779)								$ (352,942)
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, net of nil income taxes									(1,559)																					(1,559)													(1,559)
Foreign currency translation adjustment, net of nil income taxes									34,373																					34,373					190								34,563
Total comprehensive loss									(314,349)																					32,814			(347,163)		(5,589)								(319,938)
Settlement of receivable from shareholders									26,447																			26,447															26,447
Deemed distribution to shareholders									(31,672)																	(31,672)																	(31,672)
Accretion of redeemable convertible preferred shares									(258)																	(258)																	(258)
Ending balance at Jun. 30, 2023									(772,220)									$ 21								371,173				50,521			(1,193,935)		(6,231)								(778,451)
Ending balance (in shares) at Jun. 30, 2023	[1]																	474,621,603
Beginning balance at Dec. 31, 2022			$ (15)	$ (452,388)					(452,373)		$ 21							$ 21			$ 403,103					403,103	$ (26,447)	(26,447)	$ 17,707	17,707	$ (15)	$ (846,772)	(846,757)	$ (642)	(642)		$ (15)	$ (453,030)					$ (453,015)
Beginning balance (in shares) at Dec. 31, 2022											474,621,603	[1]						474,621,603	[1]																								474,621,603
Net loss									(742,001)																								(742,001)		(8,254)								$ (750,255)
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, net of nil income taxes									(8,650)																					(8,650)													(8,650)
Foreign currency translation adjustment, net of nil income taxes									16,210																					16,210													16,210
Total comprehensive loss									(734,441)																					7,560			(742,001)		(8,254)								(742,695)
Settlement of receivable from shareholders									(26,447)																			$ (26,447)															(26,447)
Shareholder contribution related to the issuance of exchangeable notes									(909)																	(909)																	(909)
Deemed distribution to shareholders									(31,672)																	(31,672)																	(31,672)
Accretion of redeemable convertible preferred shares									(15,121)																	(15,121)																	(15,121)
Contribution from a non-controlling shareholder									968																	968									3,492								4,460
Ending balance at Dec. 31, 2023									(1,205,298)									$ 21								358,187				25,267			(1,588,773)		(5,404)								$ (1,210,702)
Ending balance (in shares) at Dec. 31, 2023																		474,621,603	[2]																								474,621,603
Net loss									(459,319)																								(459,319)		(933)								$ (460,252)
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, net of nil income taxes									(401)																					(401)													(401)
Foreign currency translation adjustment, net of nil income taxes									412																					412													412
Total comprehensive loss									(459,308)																					11			(459,319)		(933)								(460,241)
Recapitalization of ordinary shares																		$ (16)								16
Transaction costs of Merger and Private Investment in Public Equity ("PIPE") Transactions and Meritz									(54,084)																	(54,084)																	(54,084)
Share-based compensation									35,894																	35,894																	35,894
Re-designation of ordinary shares to Series Pre-A Preferred Shares							$ 30,114		386,509									$ 1						$ 30,114		386,508															$ 30,114		$ 386,509
Re-designation of ordinary shares to Series Pre-A Preferred Shares ( in shares)															3,011,368			68,228,526	[2]																								(68,228,526)
Issuance of ordinary shares					$ 728,413	$ 1,050							$ 1									$ 728,412	$ 1,050																$ 728,413	$ 1,050
Issuance of ordinary shares (in shares)	[2]												85,849,458	8,427,821
Conversion of exchangeable notes to ordinary shares								$ 365,970																	$ 365,970																	$ 365,970
Conversion of exchangeable notes to ordinary shares (in shares)	[2]																36,597,038
Accretion of redeemable convertible preferred shares									(2,979)																	(2,979)																	$ (2,979)
Exercise of public warrants									5,975																	5,975																	5,975
Ending balance at Jun. 30, 2024									$ (167,744)									$ 7								$ 1,855,063				$ 25,278			$ (2,048,092)		$ (6,337)								$ (174,081)
Ending balance (in shares) at Jun. 30, 2024																		677,231,538	[2]																								677,231,538
Exercise of public warrants (in shares)	[2]																	495,724

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.
[2]	Shares outstanding for all periods reflect the adjustment for Recapitalization.